Equity (Narratives) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Expenses from Equity Compensation Plans	$ 12	$ 19	$ 16
Total shares held by the company and it's subsidiaries	24.5